National Semiconductor acquisition (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Fair value of consideration transferred
The acquisition-date fair value of the consideration transferred is as follows:

Cash payments	$6,535
Fair value of vested share-based awards assumed by TI	22
Total consideration transferred to National shareholders	$6,557

Fair value estimates of assets acquired and liabilities assumed
The final allocation of fair value by major class of the assets acquired and liabilities assumed as of the acquisition date is as follows:

At September 23, 2011
Cash and cash equivalents	$1,145
Current assets	451
Inventory	225
Property, plant and equipment	865
Other assets	138
Acquired intangible assets (see details below)	2,956
Goodwill	3,528
Assumed current liabilities	(191)
Assumed long-term debt	(1,105)
Deferred taxes and other assumed non-current liabilities	(1,455)
Total consideration transferred	$6,557

Identifiable intangible assets acquired and their estimated useful lives
Identifiable intangible assets acquired and their estimated useful lives as of the acquisition date are as follows:

	Asset Amount	Weighted Average Useful Life (Years)
Developed technology	$2,025	10
Customer relationships	810	8
Other	16	3
Identified intangible assets subject to amortization	2,851
In-process R&D	105	(a)
Total identified intangible assets	$2,956
(a) In-process R&D is not amortized until the associated project has been completed. Alternatively, if the associated project is determined not to be viable, it will be expensed.

Pro forma summaries
These pro forma summaries are presented for informational purposes only and are not necessarily indicative of what the actual results of operations would have been had the acquisition taken place as of that date, nor are they indicative of future consolidated results of operations.

	For Years Ended December 31,
	2011	2010
	(unaudited)
Revenue	$14,805	$15,529
Net income	2,438	3,218
Earnings per common share – diluted	2.05	2.61

Acquisition-related charges
These total acquisition-related charges are as follows:

For Year Ended December 31, 2011
Inventory related	$96
Property, plant and equipment related	15
As recorded in COR	111
Amortization of intangible assets	87
Severance and other benefits:
Change of control	41
Announced employment reductions	29
Stock-based compensation	50
Transaction costs	48
Retention bonuses	46
Other	14
As recorded in Acquisition charges/divestiture (gain)	315
Total acquisition-related charges	$426